Accrued Liabilities (Details) (CAD) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Class action settlements Note 21 (a)	4,254	4,185
Accrued salaries and benefits	2,807	2,808
Amounts due to third party lenders	5,782	8,487
Interest accrued on long-term debt - Note 14	2,540	0
Other accruals	5,305	5,714
Accrued liabilities	20,688	21,194